10. Deferred income tax and social contribution	12 Months Ended
Dec. 31, 2019
Deferred Income Tax And Social Contribution [Abstract]
Deferred income tax and social contribution

10.   Deferred income tax and social contribution

Deferred income tax and social contribution are recognized on: (1) accumulated income tax carried forward losses and negative basis of social contribution, and (2) temporary differences arising from differences between the tax bases of assets and liabilities and their carrying values in the financial statements. Deferred income tax is determined using the tax rates (and tax laws) enacted, or substantially enacted, up to the balance sheet date. Subsequent changes in tax rates or tax legislation may modify the deferred tax credit and debit balances.

Deferred tax assets on income tax and social contribution are recognized only in the event of a profitable track record and/or when the annual forecasts prepared by the Company, examined by the Supervisory Board and Statutory Audit Committee and approved by other Management bodies, indicate the likelihood of the future realization of those tax balances.

The balances of deferred income tax and social contribution assets and liabilities are shown in the balance sheet at their net amounts, when there is both a legal right and an intention to offset them at the time when the current taxes are ascertained, usually in relation to the same legal entity and the same taxation authority. Thus, deferred tax assets and liabilities belonging to different entities are in general shown separately, not at their net amounts.

As at December 31, 2019 and 2018, the prevailing tax rates were 25% for income tax and 9% for social contribution. In addition, there is no statute of limitation in regard to the income tax and social contribution carried forward losses, which it can be offset by up to 30% of the taxable profit reached at each fiscal year, according to the current tax legislation.

The amounts recorded are as follows:

	2019	2018

Losses carried forward – income tax and social contribution	800,711	896,100
Temporary differences:
Provision for legal and administrative proceedings	295,853	293,349
Losses from doubtful accounts	271,611	244,428
Adjustments to present value – 3G license	7,182	9,124
Deferred income tax on accounting adjustments	56,208	58,268
Lease of LT Amazonas infrastructure	27,434	24,978
Profit sharing	23,704	22,181
Taxes with suspended enforceability	12,872	12,872
Amortized goodwill – TIM Fiber	(370,494)	(370,494)
Derivative financial instruments	(13,139)	(22,551)
Capitalized interest on 4G authorization	(291,783)	(301,525)
Deemed costs – TIM S.A.	(67,748)	(82,042)
Exclusion of ICMS from PIS and COFINS calculation bases	(1,023,928)	-
IFRS16 Lease	209,234	-
Other	87,214	74,821
	24,931	859,509

Unrecognized deferred income tax and social contribution Taxes with suspended enforceability	(72,665)	(57,538)
	(47,734)	801,971

Deferred tax assets portion	-	801,971
Deferred tax liabilities portion	(47,734)	-

TIM S.A.

As previously communicated to the market, TIM Celular S.A. merged into TIM S.A. (previously named “Intelig Telecomunicações Ltda.”) on October 31, 2018 with the main objective of reducing the operating costs of the companies involved, creating synergies and enabling the achievement of the corporate purposes of the two companies. Thus, after the merger, tax credits may also arise from tax losses and negative social contribution base on the income of TIM S.A., considering that the latter, based on the consolidated results of TIM Celular after the said merger, estimates that the taxable income will be sufficient to use the said deferred credits.

On September 30, 2018 the Company recorded total deferred tax assets of R$952,368 arising from amounts that may be used as tax losses (R$702,619) and the negative base of social contribution on income (R$249,749), since all of the factors required for the merger were controlled by Management, such as: (i) the feasibility studies regarding the use of tax benefits was completed and approved by the Company’s governance bodies, as provided for in CVM 371/02; (ii) definition of the actual corporate restructuring schedule upon the merger; (iii) obtaining of approvals and/or consent of third parties (ANATEL and BNDES) by the Company, among other factors.

Due to the final unappealable decision issued by the Higher Courts in favor of TIM Celular S.A. (absorbed by TIM S.A.) in the action that discussed the exclusion of the ICMS from the base of calculation of PIS and COFINS contributions, a tax credit of R$2,875.5 million (R$ 2,862.7 million in December 31, 2019), including the principal amount and monetary adjustments, was recognized in the accounts in June 2019.

In September 2019, due to a final unappealable decision and calculation of amounts, the amount of R$148 million (R$ 149 million in December 31, 2019), was recorded relating to TIM S.A.

For purposes of IRPJ and CSLL taxation, the Company’s management, supported by the legal opinions of external counsels, decided to defer it until the moment that the credit is financially available. Thus, a deferred tax liability was recorded regarding the full amount of R$1,039.7 million.

Expectation of recovery of tax credits

The estimates regarding the recovery of tax assets were calculated taking into account the financial and business assumptions available at the close of the tax year of 2019.

Based on these projections, the Company expects to recover the credits as follows:

Deferred income tax and social contribution
2020	229,151
2021	275,425
2022	296,135
2023	-
Tax losses and negative base	800,711

Temporary differences	(848,445)

Total	(47,734)

The subsidiary has set up deferred income and social contribution tax credits on its total tax losses, negative basis of social contribution and temporary differences, based on the history of profitability and projected future taxable earnings.

The subsidiary used credits related to tax losses carried forward and the negative basis of social contribution in the amount of R$91,731 for the period ended December 31, 2019 (R$85,812 on December 31, 2018).

Unrecognized deferred tax assets

Considering that TIM Participações S.A. does not carry out activities that could generate taxable profits, deferred tax credits arising from income tax and social contribution tax losses and temporary differences, totaling R$125,876 as at December 31, 2019 (R$107,092 on December 31, 2018) were not recognized.